Share-based compensation - Schedule of company’s share options outstanding (Details)	9 Months Ended
	Sep. 30, 2026 shares	Sep. 30, 2026	Sep. 30, 2026 $ / shares	Sep. 30, 2026 exercisable	Sep. 30, 2025 $ / shares
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price			$ 7.23
Number outstanding (in Shares) | shares	707,500
Weighted average remaining contractual life [years]	4 years 7 months 9 days
Options exercisable, Exercise price			10.38		$ 18.87
Number exercisable (in exercisable)		307,500		307,500	160,956
Exercise price 24.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price			24.5
Number outstanding (in Shares) | shares	84,000
Weighted average remaining contractual life [years]	3 years 11 months 26 days
Options exercisable, Exercise price			24.5
Number exercisable (in exercisable) | exercisable				84,000
Exercise price 6.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price			6.5
Number outstanding (in Shares) | shares	30,000
Weighted average remaining contractual life [years]	4 years 5 months 26 days
Options exercisable, Exercise price			6.5
Number exercisable (in exercisable) | exercisable				30,000
Exercise price 4.80
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price			4.8
Number outstanding (in Shares) | shares	565,500
Weighted average remaining contractual life [years]	4 years 10 months 20 days
Options exercisable, Exercise price			4.8
Number exercisable (in exercisable) | exercisable				165,500
Exercise price 5.16
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price			5.16
Number outstanding (in Shares) | shares	28,000
Weighted average remaining contractual life [years]	11 months 15 days
Options exercisable, Exercise price			$ 5.16
Number exercisable (in exercisable) | exercisable				28,000